Book and Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and Due from Banks	$ 4,315.3	$ 2,818.0	$ 2,491.8	$ 2,648.2
Federal Funds Sold and Resell Agreements	121.3	160.1
Interest-Bearing Deposits with Banks	16,696.4	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	10,924.6
Securities:
Available for Sale	30,192.5	19,901.9
Held to Maturity	799.2	922.2
Trading Account	8.0	6.8
Loans (excluding Leases)
Client Security Settlement Receivables	778.3	701.3
Deposits:
Savings Certificates and Other Time	3,058.3	3,913.0
Non-U.S. Offices Interest-Bearing	35,868.0	35,472.4
Federal Funds Purchased	815.3	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	954.4
Other Borrowings	931.5	347.7
Senior Notes	2,126.7	1,896.1
Other Liabilities
Contingent Consideration	56.8
Carrying (Reported) Amount, Fair Value Disclosure
ASSETS
Cash and Due from Banks	4,315.3	2,818.0
Federal Funds Sold and Resell Agreements	121.3	160.1
Interest-Bearing Deposits with Banks	16,696.4	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	10,924.6
Securities:
Available for Sale	30,192.5	19,901.9
Held to Maturity	799.2	922.2
Trading Account	8.0	6.8
Loans (excluding Leases)
Held for Investment	27,782.7	26,747.8
Held for Sale	9.3	2.2
Client Security Settlement Receivables	778.3	701.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	185.5
Affordable Housing Investments	290.8	265.4
All Other	106.5	103.3
Deposits:
Demand, Noninterest-Bearing, Savings and Money Market	43,751.2	24,810.3
Savings Certificates and Other Time	3,058.3	3,913.0
Non-U.S. Offices Interest-Bearing	35,868.0	35,472.4
Federal Funds Purchased	815.3	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	954.4
Other Borrowings	931.5	347.7
Senior Notes	2,126.7	1,896.1
Long Term Debt (excluding Leases):
Subordinated Debt	1,033.4	1,148.7
Federal Home Loan Bank Borrowings	1,055.0	1,532.5
Floating Rate Capital Debt	276.9	276.9
Other Liabilities
Financial Guarantees	43.8	58.6
Contingent Consideration	56.8
Loan Commitments	28.9	32.4
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	25.2	44.9
Liabilities	31.8	51.4
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	149.6	134.6
Liabilities	47.3	15.3
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	0.7
Liabilities	0.1	2.8
Carrying (Reported) Amount, Fair Value Disclosure | Asset And Liability Management | Forward Contracts
DERIVATIVE INSTRUMENTS
Assets		0.5
Liabilities		0.2
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	3,062.1	5,747.9
Liabilities	2,959.8	5,729.9
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	188.7	151.2
Liabilities	184.6	148.4
Carrying (Reported) Amount, Fair Value Disclosure | Client Related and Trading | Interest Rate Option Contracts
DERIVATIVE INSTRUMENTS
Assets		0.1
Liabilities		0.1
Estimate of Fair Value, Fair Value Disclosure
ASSETS
Cash and Due from Banks	4,315.3	2,818.0
Federal Funds Sold and Resell Agreements	121.3	160.1
Interest-Bearing Deposits with Banks	16,696.4	15,351.3
Federal Reserve Deposits and Other Interest-Bearing	13,448.6	10,924.6
Securities:
Available for Sale	30,192.5	19,901.9
Held to Maturity	817.1	941.8
Trading Account	8.0	6.8
Loans (excluding Leases)
Held for Investment	27,913.7	26,814.2
Held for Sale	9.3	2.2
Client Security Settlement Receivables	778.3	701.3
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	172.9	185.5
Affordable Housing Investments	290.8	265.4
All Other	106.5	103.3
Deposits:
Demand, Noninterest-Bearing, Savings and Money Market	43,751.2	24,810.3
Savings Certificates and Other Time	3,065.5	3,929.7
Non-U.S. Offices Interest-Bearing	35,868.0	35,472.4
Federal Funds Purchased	815.3	3,691.7
Securities Sold under Agreements to Repurchase	1,198.8	954.4
Other Borrowings	931.5	347.7
Senior Notes	2,197.3	1,936.5
Long Term Debt (excluding Leases):
Subordinated Debt	1,040.0	1,177.2
Federal Home Loan Bank Borrowings	1,082.1	1,613.5
Floating Rate Capital Debt	211.6	223.2
Other Liabilities
Financial Guarantees	43.8	58.6
Contingent Consideration	56.8
Loan Commitments	28.9	32.4
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	25.2	44.9
Liabilities	31.8	51.4
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	149.6	134.6
Liabilities	47.3	15.3
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Credit Default Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	0.7
Liabilities	0.1	2.8
Estimate of Fair Value, Fair Value Disclosure | Asset And Liability Management | Forward Contracts
DERIVATIVE INSTRUMENTS
Assets		0.5
Liabilities		0.2
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Foreign Exchange Contracts
DERIVATIVE INSTRUMENTS
Assets	3,062.1	5,747.9
Liabilities	2,959.8	5,729.9
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Interest Rate Swap Contracts
DERIVATIVE INSTRUMENTS
Assets	188.7	151.2
Liabilities	184.6	148.4
Estimate of Fair Value, Fair Value Disclosure | Client Related and Trading | Interest Rate Option Contracts
DERIVATIVE INSTRUMENTS
Assets		0.1
Liabilities		$ 0.1